LONG-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2018
Equity Method Investments and Joint Ventures [Abstract]
LONG-TERM INVESTMENTS
 LONG-TERM INVESTMENTS

	Ownership
December 31,	Interest	2018	2017
(millions of Canadian dollars)
EQUITY INVESTMENTS
Liquids Pipelines
Bakken Pipeline System[1]	27.6%	2,039	1,938
Seaway Crude Pipeline System	50.0%	3,113	2,882
Illinois Extension Pipeline Company, L.L.C.[2]	65.0%	724	686
Other	30.0% - 43.8%	97	87
Gas Transmission and Midstream
Alliance Pipeline[3]	50.0%	368	375
Aux Sable	42.7% - 50.0%	311	300
DCP Midstream, LLC[4]	50.0%	2,368	2,143
Gulfstream Natural Gas System, L.L.C.[4]	50.0%	1,289	1,205
Nexus Gas Transmission, LLC[4]	50.0%	1,757	834
Offshore - various joint ventures	22.0% - 74.3%	400	389
PennEast Pipeline Company LLC[4]	20.0%	97	69
Sabal Trail Transmission, LLC[5]	50.0%	1,586	2,355
Southeast Supply Header L.L.C.[4]	50.0%	519	486
Steckman Ridge LP4	49.5%	237	221
Texas Express Pipeline[6]	35.0%	—	430
Vector Pipeline L.P.	60.0%	198	169
Other[4]	33.3% - 50.0%	6	34
Gas Distribution
Noverco Common Shares	38.9%	—	—
Other[4]	50.0%	15	15
Green Power and Transmission
Eolien Maritime France SAS	50.0%	68	69
Enbridge Renewable Infrastructure Investments S.a.r.l.[7]	25.5%	127	763
Rampion Offshore Wind Project	24.9%	638	555
Other	19.0% - 50.0%	72	95
Eliminations and Other
Other	19.0% - 42.7%	10	26
OTHER LONG-TERM INVESTMENTS
Gas Distribution
Noverco Preferred Shares		478	371
Green Power and Transmission
Emerging Technologies and Other		80	80
Eliminations and Other
Other		110	67
		16,707	16,644

1
On February 15, 2017, EEP acquired an effective 27.6% interest in the Dakota Access and Energy Transfer Crude Oil Pipelines (collectively, the Bakken Pipeline System) for a purchase price of $2 billion (US$1.5 billion). The Bakken Pipeline System was placed into service on June 1, 2017. For details regarding our funding arrangement, refer to Note 20 - Noncontrolling Interests.

2	Owns the Southern Access Extension Project.

3	Certain assets of the Alliance Pipeline are pledged as collateral to Alliance Pipeline lenders.

4
On February 27, 2017, we acquired Spectra Energy's interests in DCP Midstream, Gulfstream Natural Gas System, L.L.C, Nexus, PennEast, Southeast Supply Header L.L.C., Steckman Ridge LP and other equity investments as part of the Merger Transaction (Note 8).

5
On February 27, 2017, we acquired Spectra Energy's consolidated interest in Sabal Trail as part of the Merger Transaction (Note 8). On July 3, 2017, Sabal Trail was placed into service and the assets, liabilities, and noncontrolling interests were deconsolidated as at the in-service date.

6
On August 1, 2018 the sale of Midcoast Operating, L.P. and its subsidiaries closed. Upon closing of the sale, our interest in the Texas Express NGL pipeline system was sold along with the MOLP assets. The carrying value of $447 million of our equity method investment in the Texas Express NGL pipeline system was included within the disposal group of the transaction. For further details on the sale transaction please refer to Note 8 - Acquisitions and Dispositions.

7
On February 8, 2017, we acquired an effective 50% interest in EnBW Hohe See GmbH & Co. KG. On August 1, 2018 we transferred our interest in the Hohe See Offshore wind facilities and its subsequent expansion to a newly formed entity, ERII. Subsequently, we sold a 49% interest in ERII to CPPIB, reducing our interest in the project to 25.5%.

Equity investments include the unamortized excess of the purchase price over the underlying net book value of the investees’ assets at the purchase date. As at December 31, 2018, this comprised of $2.2 billion in Goodwill and $706 million in amortizable assets. As at December 31, 2017, this comprised of $2.0 billion in Goodwill and $643 million in amortizable assets.

For the years ended December 31, 2018, 2017 and 2016, dividends received from equity investments were $2.8 billion, $1.4 billion and $825 million, respectively.

Summarized combined financial information of our interest in unconsolidated equity investments (presented at 100%) is as follows:

	Year Ended December 31,
	2018			2017			2016
	Seaway	Other	Total	Seaway	Other	Total	Seaway	Other	Total
(millions of Canadian dollars)
Operating revenues	966	18,251	19,217	959	15,254	16,213	938	3,164	4,102
Operating expenses	212	15,422	15,634	286	12,911	13,197	293	3,051	3,344
Earnings/(loss)	646	2,308	2,954	672	2,056	2,728	643	(2)	641
Earnings attributable to controlling interests	323	1,059	1,382	336	926	1,262	322	147	469

	December 31, 2018			December 31, 2017
	Seaway	Other	Total	Seaway	Other	Total
(millions of Canadian dollars)
Current assets	113	3,176	3,289	106	3,432	3,538
Non-current assets	3,585	45,531	49,116	3,329	41,697	45,026
Current liabilities	123	5,413	5,536	143	3,311	3,454
Non-current liabilities	16	15,859	15,875	13	13,582	13,595
Noncontrolling interests	—	3,479	3,479	—	3,191	3,191

Sabal Trail Transmission, LLC
On July 3, 2017, Sabal Trail was placed into service. In accordance with the Sabal Trail LLC Agreement, upon the in-service date, the power to direct Sabal Trail’s activities became shared with its members. We are no longer the primary beneficiary and deconsolidated the assets, liabilities and noncontrolling interests related to Sabal Trail as at the in-service date.

At deconsolidation, our 50% interest in Sabal Trail was recorded at its fair value of $2.3 billion (US$1.9 billion), which approximated its carrying value as a long-term equity investment. As a result, there was no gain or loss recognized for the year ended December 31, 2017 related to the remeasurement of the retained equity interest to its fair value. The fair value was determined using the income approach which is based on the present value of the future cash flows.

Noverco Inc.
As at December 31, 2018 and 2017, we owned an equity interest in Noverco through ownership of 38.9% of its common shares and an investment in preferred shares. The preferred shares are entitled to a cumulative preferred dividend based on the average yield of Government of Canada bonds maturing in 10 years plus a margin of 4.38%.

As at December 31, 2018 and 2017, Noverco owned an approximate 1.4% and 1.9% reciprocal shareholding in our common shares, respectively. Noverco sold 4.4 million common shares in December 2018 and purchased 1.2 million common shares in February 2016. Shares purchased and sold were treated as treasury stock on the Consolidated Statements of Changes in Equity.

As a result of Noverco’s reciprocal shareholding in our common shares, as at December 31, 2018 and 2017, we had an indirect pro-rata interest of 0.5% and 0.7%, respectively, in our own shares. Both the equity investment in Noverco and shareholders’ equity have been reduced by the reciprocal shareholding of $88 million and $102 million as at December 31, 2018 and 2017. Noverco records dividends paid from us as dividend income and we eliminate these dividends from our equity earnings of Noverco. We record our pro-rata share of dividends paid by us to Noverco as a reduction of dividends paid and an increase in our investment in Noverco.